Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL JENNISON BLEND FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov. 03, 2015
Document Creation Date	dei_DocumentCreationDate	Nov. 03, 2015